Related Party Transactions (Details Textual) (USD $)	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended		189 Months Ended		195 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended					195 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended	195 Months Ended			6 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended
	Nov. 30, 2011	May 31, 2011	Nov. 30, 2010	Oct. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 10, 2011	Dec. 31, 2011	Jun. 30, 2012	Nov. 23, 2011	Jan. 19, 2011	Dec. 31, 2009	Dec. 31, 2011 November 2011 [Member]	Nov. 23, 2011 November 2011 [Member]	Nov. 30, 2011 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2001 Common Stock [Member]	Jun. 30, 2012 Director [Member]	Jun. 30, 2012 Cognate Agreement [Member]	Jun. 30, 2011 Cognate Agreement [Member]	Jun. 30, 2012 Cognate Agreement [Member]	Jun. 30, 2011 Cognate Agreement [Member]	Dec. 31, 2011 Cognate Agreement [Member]	Dec. 31, 2010 Cognate Agreement [Member]	Feb. 29, 2012 Toucan Capital and Toucan Partners [Member]	Nov. 30, 2011 Toucan Capital and Toucan Partners [Member]	Jul. 31, 2009 Toucan Capital and Toucan Partners [Member]	Mar. 31, 2012 Toucan Capital and Toucan Partners [Member]	Jun. 30, 2012 Toucan Capital and Toucan Partners [Member]	Dec. 31, 2011 Toucan Capital and Toucan Partners [Member]	Dec. 31, 2010 Toucan Capital and Toucan Partners [Member]	Mar. 06, 2012 Toucan Capital and Toucan Partners [Member]	Feb. 09, 2012 Toucan Capital and Toucan Partners [Member]	Feb. 29, 2012 Al Rajhi [Member]	Feb. 09, 2012 Al Rajhi [Member]	Jan. 31, 2012 Officer [Member]	Jun. 30, 2012 Officer [Member]	Jun. 29, 2012 Officer [Member]	Jan. 03, 2012 Officer [Member]	Jun. 30, 2012 Artecel Inc. [Member]	Dec. 31, 2011 Artecel Inc. [Member]	Mar. 31, 2011 Toucan Partners L L C [Member]	Dec. 31, 2011 Toucan Partners L L C [Member]	Dec. 11, 2009 Toucan Partners L L C [Member]	Sep. 30, 2010 Toucan Partners L L C [Member]	Dec. 31, 2009 Toucan Partners L L C [Member]	Dec. 31, 2011 Toucan Partners L L C [Member] Common Stock [Member]
Research and development					$ 7,040,000	$ 3,469,000	$ 10,589,000	$ 7,909,000	$ 13,452,000	$ 9,899,000	$ 90,300,000	$ 90,264,000	$ 100,884,000													$ 3,800,000	$ 1,700,000	$ 6,000,000	$ 3,400,000	$ 4,700,000	$ 7,800,000
Related Party Transaction, Due from (to) Related Party																										3,300,000		3,300,000		600,000
Capital Lease Obligations, Noncurrent																																				127,000
Collateral Security Provided To Unrelated Investor																																	2,000,000
Collateral Security Equivalent Common Stock Shares																																	406,250
Warrants Compensation To Related Party Percentage																																				50.00%
Warrants Exercise Price	$ 9.12								$ 0.39																									$ 3.20		$ 6.40								$ 0.35			$ 6.40			$ 6.40
Warrants Exercise Period																																		5 years		5 years								5 years			5 years
Warrants Compensation For Extension To Related Party Percentage																																				50.00%
Extended Period Warrants Exercise Price																																				$ 5.60
Extended Period Warrants Exercise Period																																				5 years
Convertible Notes Payable																																										2,523,201
Conversion of preferred stock into common stock (in shares)																								611,000																	277,000
Convertible notes, net										2,736,000																								1,100,000
Debt Instrument Discount Rate Percentage																																		10.00%					10.00%	10.00%						10.00%	10.00%
Debt Instrument, Interest Rate, Stated Percentage		10.00%																																10.00%					10.00%	10.00%					10.00%	10.00%	10.00%		10.00%	10.00%		6.00%	6.00%
Debt Instrument, Maturity Date, Description																																14 days		2-year maturity	7 and 14 days								7 days				6 months
Debt Instrument Warrant Coverage Percentage																																		100.00%					100.00%						100.00%	100.00%	100.00%
Proceeds From Convertible Notes Payable																																1,500,000			1,255,000								200,000	280,000
Common Stock Issued In Connection With Notes																																417,480
Warrant Exercise Price If Anti Dilutive																																							$ 6.40	$ 6.40						$ 6.40
Warrant Exercise Price If Not Anti Dilutive																																							$ 9.12	$ 9.12						$ 9.12
Convertible Long Term Debt, Conversion Pice, Percentage																																							95.00%	95.00%						95.00%	90.00%
Note Conversion Exercise Price																																													$ 0.33
Proceeds from Related Party Debt																									8,000,000																							700,000
Total Fee Of Board Member Percentage																									10.00%
Convertible notes payable to related party, net										949,000						1,300,000
Term Of Loan																																																			2 years
Debt Instrument, Face Amount															1,100,000																																		500,000	100,000		900,000	150,000
Loan conversion (in shares)																				35,000																													126,000	47,000	750,000
Original Issue Discount																																																	10.00%	10.00%
Issuance of common stock in initial public offering (in shares)																			66,000			987,000	2,467,000	250,000
Ramp Up Cost																																																		275,000
Accounts payable					6,895,000		6,895,000		3,808,000	2,835,000		3,808,000	6,895,000	9,200,000				9,200,000
Common stock, shares issued					10,335,187		10,335,187		9,334,101	4,569,904		9,334,101	10,335,187					2,875,000
Loss On Conversion																	7,800,000
Due to Related Parties																														600,000	10,200,000
General and administration					2,025,000	5,555,000	4,239,000	7,871,000	13,335,000	5,463,000		75,324,000	79,532,000																								500,000	900,000
Accounts payable, related party										10,527,000																											600,000	1,500,000
Obligation To Pay Upon Termination Of Lease									127,000
Proceeds From Operational Loan																																																$ 734,000
Exercise of stock options - cashless (in shares)		329,000	2,000	133,000																10,000	2,000	21,000	246,000																															16,000